Provisions	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Provisions

Note 21 – Provisions

As of December 31, 2022 and 2021, the Bank has registered the following movements in its provisions:

a)    Other Provisions

Provisions disclosed in liabilities as of December 31, 2022 and 2021 present the following detail:

	As of December 31,
	2022	2021
	MCh$	MCh$
Provisions for personnel salaries and expenses	109,211	116,274
Provisions for mandatory dividends	130,123	83,342
Provisions for contingent loans risk	41,701	30,589
Provisions for contingencies	6,099	5,142
Totals	287,134	235,347

b)    Movements in provisions for contingent loans risk, for the year ended December 31, 2022 and 2021 are as follows:

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2022	17,536	5,372	7,681	30,589
Changes in provisions
- Transfers to stage 1	1,007	(951)	(56)	—
- Transfers to stage 2	(642)	820	(178)	—
- Transfers to stage 3	(64)	(167)	231	—
- Increases due to change in credit risk	6,589	4,712	1,493	12,794
- Decreases due to change in credit risk	(2,935)	(1,350)	(999)	(5,284)
- Charge-offs	(21)	(185)	(8)	(214)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	8,166	3,377	1,189	12,732
Financial assets that have been derecognized	(5,064)	(1,505)	(844)	(7,413)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	(1,336)	(167)	—	(1,503)
Ending balances as of December 31, 2022	23,236	9,956	8,509	41,701

Note 21 – Provisions, continued

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	18,587	12,179	9,009	39,775
Changes in provisions
- Transfers to stage 1	2,689	(2,663)	(26)	—
- Transfers to stage 2	(697)	727	(30)	—
- Transfers to stage 3	(46)	(1,336)	1,382	—
- Increases due to change in credit risk	2,615	2,611	5,029	10,255
- Decreases due to change in credit risk	(8,517)	(5,453)	(208)	(14,178)
- Charge-offs	(15)	(43)	(6)	(64)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	7,743	1,592	908	10,243
Financial assets that have been derecognized	(4,915)	(2,266)	(8,382)	(15,563)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	92	24	5	121
Ending balances as of December 31, 2021	17,536	5,372	7,681	30,589

c)    The following table details the movements in provision during 2022 and 2021:

	Provisions for personnel	Provision for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(1)	(2)		(3)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	116,274	83,342	30,589	5,142	235,347
Provisions applied	(1,208)	(83,342)	—	—	(84,550)
Provisions established	61,353	130,123	25,526	2,811	219,813
Provisions released	(56,258)	—	(12,911)	(853)	(70,022)
Exchange differences	(10,950)	—	(1,503)	(1,001)	(13,454)
Ending balances as of December 31, 2022	109,211	130,123	41,701	6,099	287,134

	Provisions for personnel	Provisions for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(1)	(2)		(3)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	90,739	—	39,775	4,576	135,090
Provisions applied	(46,062)	—	—	(162)	(46,224)
Provisions established	170,962	83,342	20,498	(2,931)	271,871
Provisions released	(96,264)	—	(29,805)	3,665	(122,404)
Exchange differences	(3,101)	—	121	(6)	(2,986)
Ending balances as of December 31, 2021	116,274	83,342	30,589	5,142	235,347
(1)	Employee benefits and staff salaries are recorded in “Personnel salaries and expenses.”
(2)	Mandatory dividends is recorded in the Consolidated Statement of Financial Position in equity, against “Provision for mandatory dividends.”
(3)	The provisions for contingencies (established) or released are included in Other operating (expenses)/income, depending on whether they are debit or a credit.

Note 21 – Provisions, continued

d)    Provisions for payroll and employee benefits

		As of December 31,
		2022	2021
		MCh$	MCh$
Provision of short-term employee benefits	(1)	58,262	53,388
Provision of benefits to post-employment employees		—	—
Provision of long-term employee benefits	(2)	13,325	16,822
Provision of benefits to employees for termination of employment contract	(d.1)(d.3)(d.4)	11,255	11,042
Provision for payments to employees based on shares or equity instruments		—	—
Provision for obligations for defined contribution post-employment plans		—	—
Provision for obligations for post-employment defined benefit plans	(d.2)	20,153	26,889
Provision for other staff obligations		6,216	8,133
Totals		109,211	116,274
(1)	Short-term benefits includes provision for performance compensations, holiday benefits, year-end bonuses and other similar employee compensation.
(2)

During 2021 and 2022, the Bank entered into an agreement consisting of an extraordinary long-term variable remuneration which will be paid in April 2024 and 2025, respectively. The remuneration is determined based on a nominal amount adjusted by the variation of the share price at closing date, which will be settled in cash when the milestones of the agreement are met. As of December 31, 2022 and 2021, a provision of MCh$3,598 and MCh$3,277, were recognized respectively.

The main aspects of the Bank’s long term employee benefits are detailed below:

d.1) Other long-term employee benefits

Description: Annual payment during the month in which the employee completes a given number of years of service (in five-year intervals from 5 to 50).

Financing: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2022	2021
	%	%
Summary of economic assumptions
Discount rate	9.75	7.00
Expected rate of salary increase	14.30	7.70

Note 21 – Provisions, continued

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	2022	2021
	MCh$	MCh$
Opening balances as of January 1,	9,061	9,300
Net cost of benefits (1)	(543)	656
Payments	(861)	(1,006)
Provisions recorded	—	—
Exchange differences	(1,474)	111
Ending balances as of December 31,	6,183	9,061

(1)    Detail of net cost of benefit is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Current services cost	426	209
Reduction – service costs	(1,466)	—
Interest expense on obligation	497	447
Total	(543)	656

d.2) Pension plan

Description: Old-age pension or Survivors in accordance with the Social Security Law in Colombia and benefits acquired with the Entity.

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. Using this method the benefit obligation is determined as the present value of current benefits for past services, but calculating the plan benefit based on the salary projected to the date on which it is assumed that the participant receives the benefit. The plan has no policy (without refund) or associated assets, being a structured financing according to the financial conditions of the entity.

The summary of the economic assumptions is as follows:

	As of December 31,
	2022	2021
	%	%
Assumptions
Discount rate	9.75	7.50
Expected rate of salary increases	11.80	5.20
Inflation rate	11.80	5.20

Note 21 – Provisions, continued

The detail of Pension plan balances movements is as follows:

	2022	2021
	MCh$	MCh$
Opening balances as of January 1,	26,889	31,531
Interest expense on obligation	1,611	1,606
Payments	(2,650)	(3,238)
Actuarial losses (gains)	(1,325)	(3,389)
Exchange differences	(4,372)	379
Ending balances as of December 31,	20,153	26,889

d.3) Retroactive unemployment plan

Description: Retroactive unemployment plan prior to Law 50 from 1990 in Colombia.

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2022	2021
	%	%
Assumptions
Discount rate	8.75	5.75
Expected rate of salary increases	14.30	7.70
Inflation rate	11.80	5.20

The details of movements for this benefits during years ended December 31, 2022 and 2021 are as follows:

	2022	2021
	MCh$	MCh$
Opening balances as of January 1,	297	296
Current services costs	140	109
Interest expense on obligations	12	11
Actuarial gains	(21)	(36)
Payments of benefits	(104)	(87)
Exchange differences	(48)	4
Ending balances as of December 31,	276	297

Note 21 – Provisions, continued

d.4) Retirement Bonus Plan

Description: Fixed payment upon retirement

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. Under this method, the benefit obligation is determined by the present value of the current benefits for past service but calculating the plan benefit based on the projected salary as of the date in which it is assumed that the participant will receive the benefit.

The economic assumptions are summarized as follows:

	As of December 31,
	2022	2021
	%	%
Summary of economic hypothesis
Discount rate(s)	9.80	7.50
Expected rate(s) of salary increase	13.80	7.20
Inflation rate	11.80	5.20

The movements in amounts recognized for this benefit are as follows:

	2022	2021
	MCh$	MCh$
Opening balances as of January 1,	670	689
Current service costs	(128)	49
Interest expense on obligation	39	36
Actuarial (gains) losses	(12)	(97)
Payments of benefits	(14)	(17)
Exchange differences	(109)	10
Ending balances as of December 31,	446	670

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2022	2021	2020
		MCh$	MCh$	MCh$
Pension plan	(e.2)	(1,325)	(3,389)	885
Retroactive unemployment plan	(e.3)	(21)	(36)	(29)
Retirement bonus plan	(e.4)	(12)	(97)	33
Total recognition of obligations for defined benefits		(1,358)	(3,522)	889

Future payments

Future actuarial calculations may differ with respect to the calculations presented, due to the following factors:

●	The experience of the plans differs from those anticipated by the selected economic and demographic hypotheses.
●	Changes in economic and demographic assumptions.

Note 21 – Provisions, continued

●

Expected increases or decreases as a natural part of the functioning of the methodology for these calculations (for example, the end of the amortization period or additional costs based on the financing situation of the plan).

●	Changes in the characteristics of the applicable plan or law, and with respect thereto, there are no significant events affecting the results presented since the last assessment.

The following is a detail of future payments for the year 2022 and 2021:

	Long-term		Retroactive	Retirement
	termination		unemployment	benefit
2022	benefits	Pension plan	plan	plan
	MCh$	MCh$	MCh$	MCh$
Year 2023	953	2,222	168	88
Year 2023	1,105	2,297	38	24
Year 2024	1,105	2,284	19	30
Year 2025	877	2,262	1	25
Year 2026	786	2,232	18	30
Years 2028- 2032	4,612	10,555	80	170

	Long-term		Retroactive
	termination		unemployment	Retirement
2021	benefits	Pension plan	plan	benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2022	1,178	2,465	105	102
Fiscal year 2023	1,154	2,427	72	50
Fiscal year 2024	880	2,410	32	37
Fiscal year 2025	841	2,386	15	39
Fiscal year 2026 – 2030	1,016	2,353	1	37
Fiscal year 2027 – 2031	4,883	11,085	90	227